Equity (Share-based Payments to Employees, Non-marketable Options, Number of Options Vested) (Details) Pure in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 ILS (₪)
Notes to Consolidated Financial Statements [Abstract]
Number of options exercisable (In Millions)	12	12	10	10	11	11
Weighted average exercise price	$ 6.51	₪ 22.56	$ 7.93	₪ 30.49	$ 10.44	₪ 40.74